QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

(12) QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2013 and 2012:

	Mar 31	June 30	Sept 30	Dec 31
(in thousands, except per share amounts)	(unaudited)
2013
Net product revenue	$202,601	$235,441	$238,184	$257,612
Cost of products sold, excluding amortization of product rights and intangible assets	33,072	46,489	42,899	56,932
Net income	22,441	21,000	47,331	52,262
Net income per share, basic(1)	0.37	0.34	0.77	0.83
Net income per share, diluted(1)	0.35	0.32	0.71	0.76
2012
Net product revenue	$181,006	$171,133	$185,132	$198,173
Cost of products sold, excluding amortization of product rights and intangible assets	33,257	34,190	26,471	30,679
Net income	20,134	9,953	16,536	17,623
Net income per share, basic(1)	0.35	0.17	0.28	0.30
Net income per share, diluted(1)	0.32	0.15	0.26	0.28

(1)	The sum of per share earnings by quarter may not equal earnings per share for the year due to the changes in average share calculations. This is in accordance with prescribed reporting requirements.